Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	May 31, 2021	Feb. 28, 2021	Feb. 29, 2020
Accounts receivable, allowance	$ 514	$ 908	$ 1,631
Class A ordinary shares
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	2,500,000,000	2,500,000,000
Common stock, shares issued	187,051,142	187,051,142	349,000,000.0
Common stock, shares outstanding	187,051,142	187,051,142	349,000,000.0
Class V common stock
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	40,000,000	40,000,000
Common stock, shares issued	35,636,680	35,636,680
Common stock, shares outstanding	35,636,680	35,636,680
Series B-1 common stock
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	9,000,000	9,000,000
Common stock, shares issued	8,120,367	8,120,367
Common stock, shares outstanding	8,120,367	8,120,367
Series B-2 common stock
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	4,000,000	4,000,000
Common stock, shares issued	3,372,184	3,372,184
Common stock, shares outstanding	3,372,184	3,372,184